Fair Value Measurements and Derivatives (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of derivatives measured at fair value and disclosed by balance sheet location

The derivatives measured at fair value and the respective location in the consolidated balance sheets includes the following (in thousands):

		Assets		Liabilities
		December 31,	December 31,	December 31,	December 31,
	Balance Sheet Location	2019	2018	2019	2018
Derivative Contracts Designated as Hedging Instruments

Fuel contracts
	Prepaid expenses and other assets	$—	$2,583	$—	$1
	Other long-term assets	277	197	—	29
	Accrued expenses and other liabilities	2,300	1,173	18,257	19,547
	Other long-term liabilities	683	933	17,763	51,184
Foreign currency contracts
	Prepaid expenses and other assets	—	5,285	—	1,497
	Other long-term assets	—	3,514	—	—
	Accrued expenses and other liabilities	—	112	33,475	5,145
	Other long-term liabilities	169	2,874	118,500	40,476
Interest rate contracts
	Prepaid expenses and other assets	—	519	—	—
	Other long-term assets	—	27	—	—
	Accrued expenses and other liabilities	—	—	2,178	—
	Other long-term liabilities	—	—	1,861	—
Total derivatives designated as hedging instruments		$3,429	$17,217	$192,034	$117,879

Schedule of gross and net amounts recognized within assets and liabilities

The gross and net amounts recognized within assets and liabilities include the following (in thousands):

		Gross		Gross
	Gross	Amounts	Total Net	Amounts
December 31, 2019	Amounts	Offset	Amounts	Not Offset	Net Amounts
Assets	$277	$—	$277	$—	$277
Liabilities	192,034	(3,152)	188,882	(149,863)	39,019

		Gross		Gross
	Gross	Amounts	Total Net	Amounts
December 31, 2018	Amounts	Offset	Amounts	Not Offset	Net Amounts
Assets	$12,125	$(1,527)	$10,598	$(6,872)	$3,726
Liabilities	116,352	(5,092)	111,260	(35,718)	75,542

Schedule of cash flow hedge accounting on accumulated other comprehensive income (loss)

The effects of cash flow hedge accounting on accumulated other comprehensive income (loss) include the following (in thousands):

				Location of Gain
				(Loss) Reclassified
				from Accumulated	Amount of Gain (Loss) Reclassified
	Amount of Gain (Loss)			Other Comprehensive	from Accumulated Other
	Recognized in Other			Income (Loss) into	Comprehensive
Derivatives	Comprehensive Income			Income	Income (Loss) into Income
	Year Ended December 31,				Year Ended December 31,
	2019	2018	2017		2019	2018	2017
Fuel contracts	$46,154	$(52,949)	$50,263	Fuel	$14,093	$34,410	$(29,721)
Foreign currency contracts	(163,197)	(108,911)	254,070	Depreciation and amortization	(3,062)	(3,463)	(4,077)
Interest rate contracts	(5,972)	646	351	Interest expense, net	(2,133)	(851)	(2,997)
Total gain (loss) recognized in other comprehensive income	$(123,015)	$(161,214)	$304,684		$8,898	$30,096	$(36,795)

Schedule of cash flow hedge accounting on the consolidated financial statements of operations

The effects of cash flow hedge accounting on the consolidated statements of operations include the following (in thousands):

	Year Ended December 31, 2019			Year Ended December 31, 2018
		Depreciation			Depreciation
		and	Interest		and	Interest
	Fuel	Amortization	Expense, net	Fuel	Amortization	Expense, net
Total amounts of income and expense line items presented in the consolidated statements of operations in which the effects of cash flow hedges are recorded	$409,602	$646,188	$272,867	$392,685	$561,060	$270,404

Amount of gain (loss) reclassified from accumulated other comprehensive income (loss) into income
Fuel contracts	14,093	—	—	34,410	—	—
Foreign currency contracts	—	(3,062)	—	—	(3,463)	—
Interest rate contracts	—	—	(2,133)	—	—	(851)

The effects of cash flow hedge accounting on the consolidated statements of operations include the following (in thousands):

	Year Ended December 31, 2017
		Depreciation
		and	Interest
	Fuel	Amortization	Expense, net
Total amounts of income and expense line items presented in the consolidated statements of operations in which the effects of cash flow hedges are recorded	$361,032	$509,957	$267,804

Amount of gain (loss) reclassified from accumulated other comprehensive income (loss) into income
Fuel contracts	(29,721)	—	—
Foreign currency contracts	—	(4,077)	—
Interest rate contracts	—	—	(2,997)